Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holidays (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 460,333	¥ 153,908	¥ 30,012
Net income per share effect - Basic	¥ 0.31	¥ 0.20	¥ 4.51
Net income per share effect - Diluted	¥ 0.29	¥ 0.20	¥ 4.51